Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Operating activities
Net loss for the year	$ (1,419,000)	$ (1,273,000)	$ (1,896,000)
Items not involving cash:
Depreciation	0	0	14,000
Fair value gain on derivative liabilities	(358,000)	(351,000)	(454,000)
Impairments	0	0	1,480,000
Interest expense	141,000	79,000	70,000
Gain on disposal of assets	0	(186,000)	(536,000)
Loss on settlement of convertible notes	0	100,000	0
Unrealized loss on marketable securities	130,000	31,000	31,000
Share-based compensation	91,000	169,000	136,000
Cash flows from (used in) operations before changes in working capital	(1,415,000)	(1,431,000)	(1,155,000)
Changes in non-cash working capital
Other receivable	1,000	0	2,000
Prepaid expenses	24,000	19,000	34,000
Accounts payable and accrued liabilities	202,000	(31,000)	92,000
Cash used in operating activities	(1,188,000)	(1,443,000)	(1,027,000)
Financing activities
Loan repayment	(295,000)	0	0
Related party loan payable	210,000	0	0
Convertible notes proceeds	973,000	0	0
Cash provided by financing activities	888,000	0	0
Investing activities
Expenditures on mineral properties	(1,518,000)	(6,122,000)	(5,145,000)
Recovery from exploration partners	0	0	48,000
Proceeds from option agreement	0	2,393,000	5,075,000
Proceeds from sale of assets	313,000	0	3,343,000
Reclamation bonds	2,000	(10,000)	(18,000)
Cash provided by in investing activities	(1,203,000)	(3,739,000)	3,303,000
Effect of foreign exchange on cash	(25,000)	92,000	(133,000)
(Decrease) increase in cash and cash equivalents	(1,528,000)	(5,090,000)	2,143,000
Cash and cash equivalents, beginning of year	1,575,000	6,665,000	4,522,000
Cash and cash equivalents, end of year	47,000	1,575,000	6,665,000
Supplemental cash flow information
Exploration expenditures included in accounts payable	95,000	63,000	75,000
Interest paid in cash	45,000	53,000	0
Shares issued for interest	$ 0	$ 80,000	$ 0